Retirement Benefit Plans - Components of Net Pension Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States [Member]
Net Periodic Benefit Cost
Service cost	$ 0.4	$ 0.7	$ 0.9
Interest cost	$ 18.7	$ 11.7	$ 10.5
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Expected return on plan assets	$ (30.1)	$ (30.8)	$ (29.8)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Settlements	$ 0.1		$ 6.4
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of prior service cost	$ 0.2	$ 0.3	$ 0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of unrecognized actuarial loss	$ 2.8	$ 7.8	$ 8.6
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Net periodic (income) benefit expense	$ (7.9)	$ (10.3)	$ (3.1)
Foreign [Member]
Net Periodic Benefit Cost
Service cost	15.5	22.7	24.7
Interest cost	$ 15.7	$ 5.4	$ 4.9
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Expected return on plan assets	$ (22.5)	$ (14.3)	$ (15.6)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Settlements	$ (2.6)	$ (5.0)	$ 0.5
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of prior service cost	$ (4.4)	$ (4.1)	$ (4.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Amortization of unrecognized actuarial loss	$ (2.2)	$ 0.8	$ 2.5
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Net periodic (income) benefit expense	$ (0.5)	$ 5.5	$ 12.7